T. ROWE PRICE TARGET 2030 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 57.9%
T. Rowe Price Funds:
Growth Stock Fund	33,276	8,268	7,399	514,314	36,377
Equity Index 500 Fund	31,868	9,647	7,175	450,825	35,494
Value Fund	31,450	10,218	6,060	1,034,230	34,988
Overseas Stock Fund	16,889	4,735	2,711	1,883,863	18,914
International Value Equity Fund	14,551	5,987	2,494	1,403,772	17,547
International Stock Fund	16,545	4,214	3,970	1,013,025	17,272
Emerging Markets Stock Fund	10,530	3,145	2,014	274,333	11,810
Mid-Cap Growth Fund	8,690	2,473	1,311	109,273	9,590
Mid-Cap Value Fund	7,955	2,245	1,460	340,852	8,535
New Horizons Fund(2)	5,816	1,926	1,049	110,173	6,663
Small-Cap Stock Fund(2)	5,336	1,538	789	123,308	5,886
Small-Cap Value Fund	4,907	1,403	811	122,230	5,169
Real Assets Fund	4,191	1,255	677	431,505	4,509
Total Equity Mutual Funds (Cost $199,718)					212,754

BOND MUTUAL FUNDS 41.9%
T. Rowe Price Funds:
New Income Fund	45,613	11,827	11,205	4,839,441	48,152
Limited Duration Inflation Focused
Bond Fund	36,093	15,003	6,867	8,803,671	44,635
International Bond Fund (USD
Hedged)	14,975	4,009	2,489	1,667,917	16,879
Emerging Markets Bond Fund	10,902	2,958	2,103	1,020,789	11,882
Dynamic Global Bond Fund	10,259	2,981	1,780	1,217,416	11,176
High Yield Fund	8,040	2,441	1,366	1,394,184	9,062
U. S. Treasury Long-Term Fund	10,784	2,821	5,486	596,937	8,680
Floating Rate Fund	2,366	1,899	566	381,992	3,644
Total Bond Mutual Funds (Cost $149,649)					154,110

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2030 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	318	7,596	7,234	679,542	680
Total Short-Term Investments (Cost $680)					680
Total Investments in Securities 100.0%
(Cost $350,047)					$367,544
Other Assets Less Liabilities (0.0)%					(36)
Net Assets 100.0%					$367,508

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2030 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(67)	$(284)	$210
Emerging Markets Bond Fund	2	125	461
Emerging Markets Stock Fund	473	149	159
Equity Index 500 Fund	1,542	1,154	553
Floating Rate Fund	(2)	(55)	96
Growth Stock Fund	1,996	2,232	131
High Yield Fund	68	(53)	365
International Bond Fund (USD
Hedged)	306	384	225
International Stock Fund	357	483	467
International Value Equity Fund	125	(497)	521
Limited Duration Inflation
Focused Bond Fund	586	406	284
Mid-Cap Growth Fund	742	(262)	34
Mid-Cap Value Fund	262	(205)	152
New Horizons Fund	934	(30)	—
New Income Fund	297	1,917	1,052
Overseas Stock Fund	344	1	446
Real Assets Fund	98	(260)	139
Small-Cap Stock Fund	508	(199)	—
Small-Cap Value Fund	322	(330)	42
U. S. Treasury Long-Term Fund	1,039	561	187
Value Fund	642	(620)	690
U. S. Treasury Money Fund	—	—	21
Totals	$10,574#	$4,617	$6,235+

# Capital gain distributions from mutual funds represented $4,215 of the net realized gain
(loss).
+ Investment income comprised $6,235 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2030 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2030 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.